RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2025
Galaxy Digital Holdings, LP
Related Party Transaction [Line Items]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The Company’s related parties include entities over which it exercises significant influence and its key management personnel. Key management personnel are those persons having the authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly.
Distributions
During the three months ended March 31, 2025 and March 31, 2024, there were tax-related distributions paid of $9.4 million and $36.7 million, respectively. A majority of the recipients of the distributions were related parties.
Investments in Galaxy Funds
Our directors and executive officers are generally permitted to invest their own capital (or capital of estate planning vehicles controlled by them or their immediate family members) directly in our funds and affiliated entities. In general, such investments are not subject to management fees, and in certain instances may not be subject to performance fees. The fair value of such investments aggregated to $13.1 million and $12.9 million as of March 31, 2025 and December 31, 2024, respectively.
Transactions with GDH Ltd.
In accordance with the LPA, the Company will reimburse or pay for all reimbursable expenses of GDH Ltd. For the three months ended March 31, 2025 and March 31, 2024, the Company paid or accrued $0.9 million and $0.5 million, respectively, on behalf of GDH Ltd., which has been included in General and administrative expenses on the Company’s condensed consolidated statements of operations. The Company has also provided a financial guarantee to a subsidiary of GDH Ltd. sufficient to cover its costs and obligations as they come due through December 31, 2025. The Company has not paid or accrued any amount under this financial guarantee for the periods ended March 31, 2025 or March 31, 2024.
On April 14, 2022 the Company entered into a Promissory Note (amended and restated in November 2023 and December 2024, the “Promissory Note”) with GDH Intermediate LLC (“GDHI LLC”), a subsidiary of GDH Ltd. Under the terms of the Promissory Note, the Company can request that GDHI LLC make advances to the Company from time to time, fulfillment of which is in GDHI LLC’s sole and absolute discretion. As of March 31, 2025 and December 31, 2024, GDHI LLC had advanced $109.0 million and $96.9 million, to the Company, respectively.
Under the terms of the Promissory Note, interest accrues on any outstanding advances at a market rate. Interest is payable semi-annually in arrears on June 30 and December 31 of each year, commencing on December 31, 2022, subject to the right of GDHI LLC to elect that the amount of any such interest payment be capitalized and increase the principal amount of the Promissory Note in lieu of being paid in cash. As of March 31, 2025 and December 31, 2024, the interest payable on the Promissory Note was $2.2 million and $0, respectively. The Promissory Note may be recalled in whole or in part by GDHI LLC at any time during the term of the note. Otherwise it will mature, and the principal amount of all outstanding advances, plus any accrued and unpaid interest, will be due and payable on December 31, 2025, unless extended by GDHI LLC.
As at March 31, 2025 and December 31, 2024, the Company had $107.8 million and $95.8 million, respectively, in net payables to GDH Ltd. primarily for the aforementioned Promissory Note partially offset by receivables for stock option exercises and withholding tax associated with restricted share units vesting.
The Company’s CEO served as co-chairman of the board for Candy Digital Inc. in which the Company made an investment during 2021 resulting in the two entities becoming related parties. Candy Digital Inc. was acquired by Futureverse in April 2025. The Company’s CEO no longer holds a seat on the board following the acquisition. A family member of the CEO also holds a position with this company. As at March 31, 2025 and December 31, 2024 the Company’s investment in Candy Digital Inc. was valued at $8.8 million and $9.1 million, respectively. Galaxy Interactive Fund I, LP, a non-consolidated sponsored investment fund, also held an investment in the company valued at $1.0 million as at March 31, 2025 and December 31, 2024.
The Company has sub-advisory arrangements with a beneficial owner of GDH Ltd.. Such sub-advisory arrangements have been entered into with, or advised by, Galaxy Digital Capital Management LP, a consolidated subsidiary of the Company, in its capacity as an investment advisor registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). For the three months ended March 31, 2025 and March 31, 2024, the associated advisory fees were $0.6 million and $0.5 million, respectively.
The CEO of the Company, through an entity which he controls, owns a private aircraft that the Company uses for business purposes in the ordinary course of operations, on terms that are advantageous to the Company. The CEO paid for the purchase of this aircraft with his personal funds and has borne all operating, personnel and maintenance costs associated with its operation and use. During the three months ended March 31, 2025 and March 31, 2024, the Company incurred $0.1 million and $0.1 million, respectively, for such use negotiated on an arms-length basis in compliance with our aviation matters policy adopted in August 2022.
In addition, we have from time to time made use of the CEO’s private boat to host corporate meetings and for other business purposes in the ordinary course of the Company’s operations, on terms that are advantageous to us. The CEO paid for the purchase of this boat with his personal funds and has borne most of the operating, personnel and maintenance costs associated with its operation and use; while the Company paid for the cost of any food and beverage consumption and a portion of operating fees. The expense incurred in relation to this boat was immaterial during the three months ended March 31, 2025 and March 31, 2024.
In connection with the receipt of surety bonds for the purpose of a state money transmission licenses on behalf of a subsidiary of the Company, GGI agreed to act as indemnitor, along with the Company, at the request of the insurers. The Company was liable to GGI for fees of $0.4 million for the indemnity through March 31, 2025, which was calculated as 1% of the aggregate notional amount of the surety bonds held on behalf of the subsidiary. The Company will continue to incur fees due to GGI of 1% for the duration of these outstanding surety bonds which are renewed annually.
Prior to joining GDH Ltd.’s board in September 2021, the chairman of GDH Ltd.’s board entered into a consulting agreement with the Company in April 2021. Under the terms of the consulting agreement, the chairman was engaged to provide professional services to the Company for a period of three years beginning on September 1, 2021. In 2021, the chairman received 1,500,000 RSUs and 500,000 options under the LTIP in connection with the consulting agreement. The equity based compensation expense related to this grant for the three months ended March 31, 2025 and March 31, 2024 was $0 and $3.0 million, respectively. This consulting agreement has expired as of September 1, 2024.
In February 2023, the Company entered into a consulting agreement with a board member of GDH Ltd. The Company paid $0 and $0.2 million under this agreement during the three months ended March 31, 2025 and March 31, 2024, respectively. This consulting agreement expired as of December 31, 2024.
As of March 31, 2025 and December 31, 2024, the Company had recorded $4.8 million of tax payments made on behalf of certain related parties.
RELATED PARTY TRANSACTIONS
The Company’s related parties include entities over which it exercises significant influence and its key management personnel. Key management personnel are those persons having the authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly.
Compensation of directors and officers
Director and officer compensation as of December 31, 2024, 2023 and 2022 includes nine, nine and ten individuals, respectively, consisting of officers, former officers and certain employees, who are considered to have decision making authority. Compensation provided to key management personnel for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year ended
(in thousands)	December 31, 2024	December 31, 2023	December 31, 2022
Base compensation and accrued bonuses(1)	$16,780	$12,957	$6,733
Benefits	340	359	400
Equity based compensation	24,566	32,524	24,052
Total	$41,686	$45,840	$31,185
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(1)As of December 31, 2024 and 2023, $13.4 million and $10.1 million, respectively, of accrued bonuses were included within Accounts payable and accrued liabilities.
GDH LP, an operating partnership, is managed by the Board of Managers of the General Partner. Director fees, including equity based compensation provided to the directors was $0.7 million, $0.8 million, and $0.8 million for the years ended December 31, 2024, 2023 and 2022, respectively.
Distributions
During the years ended December 31, 2024, 2023 and 2022, there were tax-related distributions paid of $55.3 million, $22.4 million and $184.3 million, respectively. A majority of the recipients of the distributions were related parties.
Sublease
Galaxy Investment Partners LLC, which has leased the office space located on the 8th floor of 107 Grand Street, New York, New York 10013, subleased to Galaxy Digital Services to occupy the 8th floor on the same terms as the master lease. During the year ended December 31, 2021, the Company exited the premises prior to the conclusion of the sublease term. The Company made payments on the sublease through June 2023, the expiration of the sublease, and had no associated lease liability as of December 31, 2024 and 2023.
Investments in Galaxy Funds
Our directors and executive officers are generally permitted to invest their own capital (or capital of estate planning vehicles controlled by them or their immediate family members) directly in our funds and affiliated entities. In general, such investments are not subject to management fees, and in certain instances may not be subject to performance fees. The fair value of such investments aggregated to $12.9 million and $11.0 million as of December 31, 2024 and 2023, respectively.
Transactions with GDH Ltd.
In accordance with the LPA, the Company will reimburse or pay for all reimbursable expenses of GDH Ltd. For the years ended December 31, 2024, 2023 and 2022, the Company paid or accrued $3.2 million, $2.2 million, and $2.5 million, respectively, on behalf of GDH Ltd., which has been included in General and administrative expenses on the Company’s consolidated statements of operations. The Company has also provided a financial guarantee to a subsidiary of GDH Ltd. sufficient to cover its costs and obligations as they come due through December 31, 2025. The Company has not paid or accrued any amount under this financial guarantee for the years ended December 31, 2024, 2023 or 2022.
On April 14, 2022 the Company entered into a Promissory Note (amended and restated in November 2023 and December 2024, the "Promissory Note") with GDH Intermediate LLC ("GDHI LLC"), a subsidiary of GDH Ltd. Under the terms of the Promissory Note, the Company can request that GDHI LLC make advances to the Company from time to time, fulfillment of which is in GDHI LLC’s sole and absolute discretion. As of December 31, 2024 and 2023, GDHI LLC had advanced $96.9 million and $67.2 million to the Company, respectively.
Under the terms of the Promissory Note, interest accrues on any outstanding advances at a rate per annum equal to 7.0% effective December 30, 2024 (7.0% through September 30, 2023 and 9% through December 29, 2024). Interest is payable semi-annually in arrears on June 30 and December 31 of each year, commencing on December 31, 2022, subject to the right of GDHI LLC to elect that the amount of any such interest payment be capitalized and increase the principal amount of the Promissory Note in lieu of being paid in cash. As of December 31, 2024 and 2023, the interest payable on the Promissory Note was $0. The Promissory Note may be recalled in whole or in part by GDHI LLC at any time during the term of the note. Otherwise it will mature, and the principal amount of all outstanding advances, plus any accrued and unpaid interest, will be due and payable on December 31, 2025, unless extended by GDHI LLC.
As at December 31, 2024 and 2023, the Company had $95.8 million and $66.0 million, respectively, in net payables to GDH Ltd. primarily for the aforementioned Promissory Note partially offset by receivables for stock option exercises and withholding tax associated with restricted share units vesting.
The Company’s CEO serves as co-chairman of the board for Candy Digital Inc. in which the Company made an investment during 2021 resulting in the two entities becoming related parties. A family member of the CEO also holds a position with this company. As at December 31, 2024 and 2023, the Company’s investment in Candy Digital Inc. was valued at $9.1 million and $18.0 million, respectively. As at December 31, 2024 and 2023, Galaxy Interactive Fund I, LP, a non-consolidated sponsored investment fund, also held an investment in the company valued at $1.0 million and $2.4 million, respectively.
The Company has sub-advisory arrangements with a beneficial owner of GDH Ltd.. Such sub-advisory arrangements have been entered into with, or advised by, Galaxy Digital Capital Management LP, a consolidated subsidiary of the Company, in its capacity as an investment advisor registered under the Advisers Act. For the years ended December 31, 2024, 2023 and 2022, the associated advisory fees were $2.1 million, $0.9 million, and $1.0 million, respectively. The CEO of the Company, through an entity which he controls, owns a private aircraft that the Company uses for business purposes in the ordinary course of operations, on terms that are advantageous to the Company. The CEO paid for the purchase of this aircraft with his personal funds and has borne all operating, personnel and maintenance costs associated with its operation and use. During the years ended December 31, 2024, 2023 and 2022, the Company incurred $0.5 million, $0.3 million, and $1.2 million, respectively, for such use negotiated on an arms-length basis in compliance with our aviation matters policy adopted in August 2022.
In addition, we have from time to time made use of the CEO’s private boat to host corporate meetings and for other business purposes in the ordinary course of the Company’s operations, on terms that are advantageous to us. The CEO paid for the purchase of this boat with his personal funds and has borne most of the operating, personnel and maintenance costs associated with its operation and use; while the Company paid for the cost of any food and beverage consumption and a portion of operating fees. During the years ended December 31, 2024 and 2023, the Company incurred $0.02 million and $0.1 million, respectively, in relation to this boat. The value of this service was not material to the Company for the year ended December 31, 2022.
In connection with the receipt of surety bonds for the purpose of state money transmission licenses on behalf of a subsidiary of the Company, GGI agreed to act as indemnitor, along with the Company, at the request of the insurers. The Company was liable to GGI for fees of $0.4 million for the indemnity through December 31, 2024, which was calculated as 1% of the aggregate notional amount of the surety bonds held on behalf of the subsidiary. The Company will continue to incur fees due to GGI of 1% for the duration of these outstanding surety bonds which are renewed annually.
Prior to joining the GDH Ltd.’s board in September 2021, the current chairman of the GDH Ltd.’s board entered into a consulting agreement with the Company in April 2021. Under the terms of the consulting agreement, the chairman was engaged to provide professional services to the Company for a period of three years beginning on September 1, 2021. In 2021, the chairman received 1,500,000 RSUs and 500,000 options under the LTIP in connection with the consulting agreement. The equity based compensation expense related to this grant for the years ended December 31, 2024, 2023 and 2022 was $5.0 million, $11.9 million and $11.6 million, respectively. This consulting agreement has expired as of September 1, 2024.
In February 2023, the Company entered into a consulting agreement with a board member of GDH Ltd. The Company paid $1.0 million under this agreement during each of the years ended December 31, 2024 and 2023.
As of December 31, 2024 and 2023, the Company had recorded $4.8 million and $2.9 million, respectively, of tax payments made on behalf of certain related parties. During the year ended December 31, 2023, the Company made tax indemnification payments of $4.9 million to certain related parties.